Financial Assets at Fair Value Through Other Comprehensive Income	12 Months Ended
Dec. 31, 2023
Financial assets at fair value through other comprehensive income [abstract]
Financial Assets at Fair Value Through Other Comprehensive Income	18. FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE
INCOME

		Group
	2023	2022
	£m	£m
Debt securities	8,481	6,024
	8,481	6,024
A significant portion of the debt securities are held in our eligible liquidity pool and consist mainly of government bonds and covered bonds. Detailed disclosures can be found in the 'Liquidity risk' section of the Risk review.